Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Profit for the year	$ 235,467	$ 433,935	$ 45,160
Other comprehensive income:
Remeasurements of defined benefit pension plans	684	165	(214)
Unrealized gain (loss) on financial assets at fair value through other comprehensive income	152	(181)	65
Income tax related to items that will not be reclassified subsequently	(107)	(27)	38
Foreign operations - foreign currency translation differences	(157)	(72)	556
Other comprehensive income for the year, net of tax	572	(115)	445
Total comprehensive income for the year	236,039	433,820	45,605
Equity attributable to owners of parent
Statement [line items]
Profit for the year	236,982	436,896	47,134
Other comprehensive income:
Remeasurements of defined benefit pension plans	658	160	(213)
Unrealized gain (loss) on financial assets at fair value through other comprehensive income	142	(179)	67
Income tax related to items that will not be reclassified subsequently	(107)	(27)	38
Foreign operations - foreign currency translation differences	(245)	(72)	512
Other comprehensive income for the year, net of tax	448	(118)	404
Total comprehensive income for the year	$ 237,430	$ 436,778	$ 47,538